Statements of Changes in Stockholder's Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2008	$ 49,689	$ 2,000	$ 43,006	$ 8,982	$ (4,299)
Equity
Dividends	(4,399)	0	0	(4,399)	0
Cumulative effect of change in accounting principles (Note 2)	0	0	0	234	(234)
Capital contribution (Note 7)	0	0	0	0	0
Net income	7,438	0	0	7,438	0
Other comprehensive income	7,953	0	0	0	7,953
Balance at Dec. 31, 2009	60,681	2,000	43,006	12,255	3,420
Equity
Dividends	(15,000)	0	0	(15,000)	0
Cumulative effect of change in accounting principles (Note 2)	0	0	0	0	0
Capital contribution (Note 7)	0	0	0	0	0
Net income	7,728	0	0	7,728	0
Other comprehensive income	972	0	0	0	972
Balance at Dec. 31, 2010	54,381	2,000	43,006	4,983	4,392
Equity
Dividends	(4,381)	0	0	(4,381)	0
Cumulative effect of change in accounting principles (Note 2)	0	0	0	0	0
Capital contribution (Note 7)	2,127	0	2,127	0	0
Net income	1,791	0	0	1,791	0
Other comprehensive income	3,623	0	0	0	3,623
Balance at Dec. 31, 2011	$ 57,541	$ 2,000	$ 45,133	$ 2,393	$ 8,015